Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 35,352	$ 48,959	$ 26,403
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance (Reversal of allowance) for doubtful accounts	(268)	(1,136)	188
Depreciation and amortization	2,090	2,910	739
Amortization of right-of-use assets	426	447	314
Deferred income tax (benefit) expense	713	(181)	190
Share based compensation for employees	4	5,381
Share based compensation for non-employees	181	1,779
Gains on disposal of a subsidiary	(26)
Amortization of loan origination fees	104	93
Change in fair value of warrant liability	(809)	(19,714)
Changes in assets and liabilities
Accounts receivable	19,904	(24,043)	(12,705)
Prepayment and other assets	(10,681)	(19,340)	4,549
Unamortized produced content	(537)	442	1,261
Accounts payable	4,750	2,827	3,925
Advances from customers	(87)	(39)	372
Accrued liabilities and other payables	(9,236)	5,177	449
Other taxes payable	4,964	5,555	717
Lease liabilities	(389)	(376)	(310)
Net cash provided by operating activities	46,455	8,741	26,092
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(72)	(59)	(7)
Prepayments for acquisition of intangible assets	(2,718)	(2,722)	(15,311)
Cash disposed for sales of subsidiaries	(12)
(Payments) Return for short term investment	1,751	(1,637)
Net cash used in investing activities	(1,051)	(4,418)	(15,318)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	5,114	6,228	(9,409)
Repayments of bank loans	(6,818)	(724)
Payment of loan origination fees	(68)	(146)
Contribution from shareholders			3,185
Repayments to related Parties	(232)
Cash acquired from the acquisition of TKK		23
Proceeds from equity finance	15,290
Net cash (used in) provided by financing activities	13,286	5,381	(6,224)
Effect of exchange rate changes	881	1,108	(68)
Net increase in cash and cash equivalents	59,571	10,812	4,482
Cash and cash equivalents, at beginning of year	17,731	6,919	2,437
Cash and cash equivalents, at end of year	77,302	17,731	6,919
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	336	239	287
Right of use assets obtained in exchange for operating lease obligations			$ 2,339